Share Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Disclosure of Liability Classified Plans

Liability Classified Plans

	Restricted Share Units	Performance Share Units	Non- Management Directors’ DSUs	Total
Balance, December 31, 2017	$6,950	$11,407	$3,512	$21,869
Expensed during the period	5,223	398	769	6,390
Payments	(6,764)	(7,284)	(1,800)	(15,848)
Balance, December 31, 2018	5,409	4,521	2,481	12,411
Expensed during the period	5,755	1,583	855	8,193
Payments	(3,846)	(3,246)	—	(7,092)
Balance, December 31, 2019	$7,318	$2,858	$3,336	$13,512
Current	$3,956	$726	$—	$4,682
Long-term	3,362	2,132	3,336	8,830
	$7,318	$2,858	$3,336	$13,512

Summary of Shares Outstanding Under Share Based Incentive Plans

A summary of the RSUs and PSUs outstanding under these share based incentive plans is presented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2017	2,796,858	5,726,259
Granted	2,918,912	1,292,550
Redeemed	(1,404,284)	(2,137,163)
Forfeited	(255,572)	(338,656)
December 31, 2018	4,055,914	4,542,990
Granted	4,187,350	2,038,900
Redeemed	(1,505,683)	(1,322,758)
Forfeited	(399,518)	(1,923,782)
December 31, 2019	6,338,063	3,335,350

Summary of Status of Equity Incentive Plan

A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Prices	Weighted Average Exercise Price	Options Exercisable
December 31, 2017	4,900,360	$ 4.46 – 14.50	$8.50	3,734,019
Granted	490,200	4.35 – 4.35	4.35
Forfeited	(657,404)	10.44 – 14.50	10.58
December 31, 2018	4,733,156	4.35 – 14.31	7.78	3,786,473
Forfeited	(711,572)	7.15 – 10.67	10.51
December 31, 2019	4,021,584	$ 4.35 – 14.31	$7.29	3,569,069

U.S. Share Options	Options Outstanding	Range of Exercise Prices (US$)	Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2017	5,558,621	$ 3.21 – 15.21	$6.16	2,891,808
Granted	1,569,250	3.44 – 3.62	3.45
Exercised	(66,000)	3.21 – 3.21	3.21
Forfeited	(996,021)	3.21 – 15.21	8.08
December 31, 2018	6,065,850	3.21 – 10.74	5.17	3,224,078
Granted	599,300	2.56 – 2.56	2.56
Forfeited	(302,100)	7.79 – 10.74	10.68
December 31, 2019	6,363,050	$ 2.56 – 9.18	$4.67	4,348,824

Range of Exercise Prices for Options Outstanding
Canadian Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices:	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 4.35 – 6.99	1,105,400	$4.41	4.04	778,595	$4.44
7.00 – 8.99	1,533,334	7.32	2.59	1,407,624	7.32
9.00 – 14.31	1,382,850	9.57	0.56	1,382,850	9.57
$ 4.35 – 14.31	4,021,584	$7.29	2.29	3,569,069	$7.56

U.S. Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price (US$)
$ 2.56 – 3.99	3,646,250	$3.21	4.50	2,011,540	$3.27
4.00 – 6.99	1,924,500	5.61	3.37	1,544,984	5.62
7.00 – 9.18	792,300	9.08	0.60	792,300	9.08
$ 2.56 – 9.18	6,363,050	$4.67	3.67	4,348,824	$5.17

Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans	A summary of the DSUs outstanding under this share based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2017	953,277
Granted	474,766
Redeemed	(374,408)
Balance December 31, 2018	1,053,635
Granted	738,619
Balance December 31, 2019	1,792,254

Deferred Share Units (DSUs) [Member] | Equity-Settled Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans	A summary of this share based incentive plan is presented below:
Deferred Share Units	Outstanding
December 31, 2017	195,743
Redeemed	(102,570)
December 31, 2018 and 2019	93,173

Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Summary of Shares Outstanding Under Share Based Incentive Plans	. A summary of the activity under this share based incentive plan is presented below:

Executive Performance Share Units	Outstanding	Weighted Fair Value
December 31, 2017	1,159,000	$6.00
Granted	2,082,800	6.22
Forfeited	(50,733)	6.12
December 31, 2018	3,191,067	6.14
Granted	4,211,600	4.11
Forfeited	(25,767)	6.02
December 31, 2019	7,376,900	4.98